UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2005
                                                -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                   -------------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Title:                 President
                  --------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz             Omaha, Nebraska           February 13, 2005
----------------------------     ------------------------    -----------------
  Signature                        City, State               Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                ------------------------

Form 13F Information Table Entry Total:            57
                                                ------------------------

Form 13F Information Table Value Total:         $5,521,727
                                                ------------------------
                                                 (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                            31-Dec-05
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


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                   COLUMN 1       COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6   COLUMN 7   COLUMN 8
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                                                               VALUE      SHRS OR  SH/ PUT/      INVESTMENT   OTHER      VOTING
                NAME OF ISSUER  TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT  PRN CALL      DISCRETION  MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC         COM            026874107     167,104      2,449,135 SH             Sole       N/A       Shared
ANHEUSER BUSCH COS INC          COM            035229103      71,099      1,655,000 SH             Sole       N/A       Shared
AUTOZONE INC                    COM            053332102      11,642        126,890 SH             Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL A           084670108     245,389          2,769 SH             Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL      CL B           084670207     328,453        111,890 SH             Sole       N/A        Sole
BIMINI MTG MGMT INC             CL A           09031E400       6,335        700,000 SH             Sole       N/A        Sole
CBS CORP NEW                    CL B           124857202      13,099        513,700 SH             Sole       N/A       Shared
CABELAS INC                     COM            126804301      53,965      3,250,895 SH             Sole       N/A       Shared
CARDINAL HEALTH INC             COM            14149Y108     137,500      2,000,000 SH             Sole       N/A        Sole
CENTENE CORP DEL                COM            15135B101       5,323        202,475 SH             Sole       N/A        Sole
COINSTAR INC                    COM            19259P300      16,216        710,290 SH             Sole       N/A        Sole
COMCAST CORP NEW                CL A SPL       20030N200     373,837     14,551,850 SH             Sole       N/A       Shared
CORINTHIAN COLLEGES INC         COM            218868107      11,853      1,006,200 SH             Sole       N/A       Shared
COST PLUS INC CALIF             COM            221485105       3,523        205,450 SH             Sole       N/A        Sole
COUNTRYWIDE FINANCIAL CORP      COM            222372104     386,856     11,314,899 SH             Sole       N/A       Shared
CUMULUS MEDIA INC               CL A           231082108      39,565      3,188,130 SH             Sole       N/A       Shared
DAILY JOURNAL CORP              COM            233912104       5,256        116,000 SH             Sole       N/A        Sole
DIAGEO P L C                    SPON ADR NEW   25243Q205         437          7,500 SH             Sole       N/A        Sole
DISCOVERY HOLDING CO            CL A COM       25468Y107      67,574      4,460,308 SH             Sole       N/A        Sole
EXPEDIA INC DEL                 COM            30212P105     124,721      5,205,370 SH             Sole       N/A        Sole
FEDERAL HOME LN MTG CORP        COM            313400301     103,444      1,582,920 SH             Sole       N/A       Shared
FEDERAL NATL MTG ASSN           COM            313586109     397,949      8,153,025 SH             Sole       N/A       Shared
FIRST DATA CORP                 COM            319963104         731         17,000 SH             Sole       N/A        Sole
FOREST CITY ENTERPRISES INC     CL A           345550107      11,827        311,800 SH             Sole       N/A        Sole
HARRAHS ENTMT INC               COM            413619107      33,364        468,000 SH             Sole       N/A        Sole
HILTON HOTELS CORP              COM            432848109      28,932      1,200,000 SH             Sole       N/A        Sole
HOST MARRIOTT CORP NEW          COM            44107P104     165,813      8,750,000 SH             Sole       N/A        Sole
HUDSON CITY BANCORP             COM            443683107      33,575      2,770,200 SH             Sole       N/A       Shared
IAC INTERACTIVECORP             COM NEW        44919P300     137,844      4,869,100 SH             Sole       N/A       Shared
ITT EDUCATIONAL SERVICES INC    COM            45068B109      13,942        235,870 SH             Sole       N/A       Shared
INTELLIGENT SYS CORP NEW        COM            45816D100       1,837        858,499 SH             Sole       N/A        Sole
LABORATORY CORP AMER HLDGS      COM NEW        50540R409      23,775        441,500 SH             Sole       N/A        Sole
LEAP WIRELESS INTL INC          COM NEW        521863308       1,894         50,000 SH             Sole       N/A        Sole
LIBERTY GLOBAL INC              COM SER A      530555101      73,625      3,272,200 SH             Sole       N/A        Sole
LIBERTY GLOBAL INC              COM SER C      530555309     143,530      6,770,292 SH             Sole       N/A       Shared
LIBERTY MEDIA CORP NEW          COM SER A      530718105     374,129     47,538,650 SH             Sole       N/A       Shared
MOHAWK INDS INC                 COM            608190104         609          7,000 SH             Sole       N/A        Sole
MOLSON COORS BREWING CO         CL B           60871R209         689         10,285 SH             Sole       N/A        Sole
NEWCASTLE INVT CORP             COM            65105M108      13,171        530,000 SH             Sole       N/A        Sole
NEWS CORP                       CL A           65248E104     109,142      7,018,775 SH             Sole       N/A       Shared
NORTH FORK BANCORPORATION NY    COM            659424105      24,624        900,000 SH             Sole       N/A        Sole
OUTBACK STEAKHOUSE INC          COM            689899102         687         16,500 SH             Sole       N/A        Sole
PEDIATRIX MED GROUP             COM            705324101       6,421         72,500 SH             Sole       N/A        Sole
QWEST COMMUNICATIONS INTL IN    COM            749121109      53,715      9,507,000 SH             Sole       N/A        Sole
REDWOOD TR INC                  COM            758075402     183,653      4,451,115 SH             Sole       N/A       Shared
SIX FLAGS INC                   COM            83001P109      75,866      9,840,000 SH             Sole       N/A        Sole
TELEPHONE & DATA SYS INC        COM            879433100      59,226      1,643,800 SH             Sole       N/A        Sole
TELEPHONE & DATA SYS INC        SPL COM        879433860     131,899      3,811,000 SH             Sole       N/A       Shared
TYCO INTL LTD NEW               COM            902124106     392,861     13,612,650 SH             Sole       N/A       Shared
US BANCORP DEL                  COM NEW        902973304      75,801      2,536,000 SH             Sole       N/A       Shared
UNITEDHEALTH GROUP INC          COM            91324P102      24,259        390,400 SH             Sole       N/A       Shared
VIACOM INC                      CL B           925524308      16,952        520,000 SH             Sole       N/A        Sole
WAL MART STORES INC             COM            931142103     292,583      6,251,775 SH             Sole       N/A       Shared
WASHINGTON MUT INC              COM            939322103     178,481      4,103,000 SH             Sole       N/A        Sole
WASHINGTON POST CO              CL B           939640108     233,478        305,200 SH             Sole       N/A        Sole
WELLPOINT INC                   COM            94973V107      19,714        247,070 SH             Sole       N/A       Shared
WELLS FARGO & CO NEW            COM            949746101      11,938        190,000 SH             Sole       N/A       Shared
                                                        ---------------------------
                          57                               5,521,727    205,031,877
                                                        ---------------------------

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